Condensed Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Series C Redeemable Convertible Preferred Stock [Member]
Stock issuance Costs	$ 389